Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Salem Street Trust
Entity Central Index Key	0000035315
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Fidelity SAI Municipal Money Market Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Municipal Money Market Fund
Class Name	Fidelity® SAI Municipal Money Market Fund
Trading Symbol	FMQXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Municipal Money Market Fund for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Municipal Money Market Fund	$ 7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Net Assets	$ 44,823,330
Holdings Count | shares	1
Advisory Fees Paid, Amount	$ 61,941
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$44,823,330
Number of Holdings	1
Total Advisory Fee	$61,941

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 99.9 Net Other Assets (Liabilities) 100.0 ASSET ALLOCATION (% of Fund's net assets) Net Other Assets (Liabilities) - 100.0